Investments in associated undertakings (Tables)	12 Months Ended
Dec. 31, 2022
Investments in associated undertakings
Summary of interest in associated undertakings

	2022	2021
	£m	£m
Interest in Nippon Calmic Limited	32	29
Interest in individually immaterial associated undertakings	21	1
At 31 December	53	30

Nippon Calmic Limited
Investments in associated undertakings
Summary of reconciliation of interest in associated undertakings

	2022	2021
	£m	£m
At 1 January	29	27
Exchange differences	(1)	(2)
Share of profit[1]	8	8
Dividends received	(4)	(4)
At 31 December	32	29
1.	Share of profit is net of tax of £4m (2021: £4m).

Summary of additional information of associated undertakings

	Assets	Liabilities	Revenue	Profit	Assets	Liabilities	Revenue	Profit
	2022	2022	2022	2022	2021	2021	2021	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Nippon Calmic Ltd (49%)	66	(33)	52	8	53	(24)	52	8

Individually immaterial associated undertakings
Investments in associated undertakings
Summary of reconciliation of interest in associated undertakings

	2022	2021
	£m	£m
At 1 January	1	—
Exchange differences	(1)	—
Acquisition	20	1
Share of profit	1	—
Dividends received	—	—
At 31 December	21	1